Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line items]
Own Balances	$ 247,833	$ 227,913
Merchant Clients Funds	220,259	108,284
Cash and cash equivalents	$ 468,092	$ 336,197	$ 111,733	$ 34,765